Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
United States					$ (6,097,351)	$ (6,254,468)
International					0	0
Loss before income tax expense	$ (3,619,494)	$ (1,375,939)	$ (9,166,958)	$ (4,588,900)	(6,097,351)	(6,254,468)
GIGCAPITAL5, INC
Income Tax Examination [Line Items]
United States					(3,605,472)	(2,287,692)
International					0	0
Loss before income tax expense					$ (3,605,472)	$ (2,287,692)